Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2012
U.S. Retirement Plan [Member]
Change in Benefit Obligation, Change in Plan Assets and Reconciliation of Funded Status

The change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$217.9	$179.7
Service cost	0.7	0.7
Interest cost	8.8	9.4
Actuarial loss	5.1	34.1
Benefits paid	(6.2)	(6.0)

Benefit obligation — end of year	226.3	217.9

Change in plan assets:
Fair value of plan assets — beginning of year	241.5	213.8
Actual gain on plan assets	29.2	33.7
Benefits paid	(6.2)	(6.0)

Fair value of plan assets — end of year	264.5	241.5

Funded status	$38.2	$23.6

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the consolidated balance sheet for the U.S. Retirement Plan were as follows (in millions):

	December 31,
	2012	2011
Other assets	$38.2	$23.6
Accumulated other comprehensive income or loss — pre-tax	(28.1)	(18.3)

Schedule of Net Periodic Pension Income

The following table presents the components of net periodic pension income for the U.S. Retirement Plan (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$0.7	$0.7	$0.6
Interest cost	8.8	9.4	9.3
Expected return on plan assets	(14.3)	(12.2)	(12.0)
Recognized net actuarial gain	—	(0.4)	(0.6)

Net periodic pension income	$(4.8)	$(2.5)	$(2.7)

Net Actuarial Losses Included in Other Comprehensive Income or Loss

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial gain (loss) included in other comprehensive income or loss	$9.9	$(12.7)	$(6.0)

Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation

The net periodic pension income and the projected benefit obligation were based on the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	3.95%	4.10%	5.40%
Discount rate for net periodic pension income	4.10%	5.40%	5.75%
Expected rate of return on plan assets for net periodic pension income	6.00%	5.80%	6.03%

Schedule of Fair Value of Plan Assets

The estimated fair values of the U.S. Retirement Plan’s assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds	$22.2	$—	$22.2	$—	$5.2	$—	$5.2	$—
Fixed income fund	217.8	—	217.8	—	193.0	—	193.0	—
Equity funds	24.5	—	24.5	—	43.3	—	43.3	—

Total	$264.5	$—	$264.5	$—	$241.5	$—	$241.5	$—

Schedule of Estimated Benefits Expected to be Paid

The following table summarizes the benefits expected to be paid under the U.S. Retirement Plan over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$7.4
2014	8.0
2015	8.6
2016	9.1
2017	9.7
2018 – 2022	56.5

Non-U.S. Benefit Plans [Member]
Change in Benefit Obligation, Change in Plan Assets and Reconciliation of Funded Status

Combined information for the German, French and the UK plans’ change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$121.5	$115.7
Service cost	1.7	2.3
Interest cost	5.9	6.4
Plan participants’ contributions	0.3	0.3
Actuarial loss	23.7	1.8
Benefits paid	(3.4)	(3.2)
Curtailment	(4.8)	—
Currency translation changes	5.3	(1.8)

Benefit obligation — end of year	150.2	121.5

Change in plan assets:
Fair value of plan assets — beginning of year	61.5	62.6
Actual gain (loss) on plan assets	6.2	(0.2)
Company contributions	2.7	1.0
Plan participants’ contributions	0.3	0.3
Benefits paid	(2.2)	(2.0)
Currency translation changes	3.1	(0.2)

Fair value of plan assets — end of year	71.6	61.5

Funded status	$(78.6)	$(60.0)

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the consolidated balance sheet were as follows (in millions):

	December 31,
	2012	2011
Other assets	$0.4	$0.4
Other long-term liabilities	(79.0)	(60.4)
Accumulated other comprehensive income or loss — pre-tax	40.5	25.0

Schedule of Net Periodic Pension Income

The following table presents the components of net periodic pension cost for the German, French and UK Plans (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$1.7	$2.2	$2.0
Interest cost	5.9	6.2	5.7
Expected return on plan assets	(3.9)	(4.4)	(3.8)
Recognized net actuarial loss	0.9	0.7	0.4

Net periodic pension cost	$4.6	$4.7	$4.3

Net Actuarial Losses Included in Other Comprehensive Income or Loss

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial loss included in other comprehensive income or loss	$(16.5)	$(6.2)	$(3.6)

Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation

The combined net periodic pension cost and the combined projected benefit obligation were based on the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	4.11%	4.88%	5.21%
Discount rate for net periodic pension cost	4.88%	5.21%	5.54%
Expected rate of return on plan assets for net periodic pension cost
(French and UK plans only)	6.33%	6.83%	6.86%
Assumed annual rate of compensation increase for benefit obligation	3.00%	3.26%	3.53%
Assumed annual rate of compensation increase for net periodic pension cost	3.24%	3.92%	3.59%

Schedule of Fair Value of Plan Assets

The combined estimated fair values of the French and UK plans’ assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Insurance contracts	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

Total	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

Schedule of Estimated Benefits Expected to be Paid

The following table summarizes the benefits expected to be paid under the German, French and UK Plans over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$3.6
2014	3.7
2015	3.8
2016	4.0
2017	4.2
2018 – 2022	24.4

Other U.S. Benefit Plans [Member]
Schedule of Expenses Incurred Under Other U.S. Benefit Plans

Expenses incurred under these plans were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Defined contribution plans	$7.2	$8.4	$8.1
Union-sponsored plans	2.1	0.6	0.6
Supplemental pension plan	0.5	0.4	0.4
Nonqualified deferred compensation plan	0.2	0.2	0.2

Accumulated Postretirement Benefit Obligation and Weighted Average Discount Rate Used in Determining Accumulated Benefit Obligation

Shown below are the accumulated postretirement benefit obligation and the weighted average discount rate used in determining the accumulated postretirement benefit obligation (amounts in millions). The annual cost of these plans is not material.

	December 31,
	2012	2011
Postretirement benefit obligations	$1.7	$2.0
Weighted average discount rate	3.95%	4.10%
Healthcare cost trend rate assumed for next year	7.90%	8.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028